Note 8 Fair value of financial instruments at amortized cost by levels (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Level 1 Of Fair Value Hierarchy [Member] | Cash cash balances at central banks and other demand deposits [Member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Assets	€ 67,581	€ 65,355	€ 44,111
Level 1 Of Fair Value Hierarchy [Member] | Financial assets at amortised cost, category [member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Assets	33,213	35,196	29,391
Level 1 Of Fair Value Hierarchy [Member] | Financial liabilities at amortised cost, category [member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Liabilities	91,870	90,839	67,229
Level 2 Of Fair Value Hierarchy [Member] | Cash cash balances at central banks and other demand deposits [Member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Assets	0	0	0
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at amortised cost, category [member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Assets	13,033	15,066	217,279
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities at amortised cost, category [member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Liabilities	243,847	255,278	289,599
Level 3 Of Fair Value Hierarchy [Member] | Cash cash balances at central banks and other demand deposits [Member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Assets	218	165	192
Level 3 Of Fair Value Hierarchy [Member] | Financial assets at amortised cost, category [member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Assets	331,205	324,005	196,119
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities at amortised cost, category [member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Liabilities	€ 153,016	€ 144,889	€ 159,082